N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.5%)

Education (5.6%)
Hutchinson KS Cmnty College 5.000% 10/01/25	$350,000	$365,921
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	310,932
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	465,511
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	217,052
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	533,975
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	700,000	730,576
		2,623,967
General Obligation (23.9%)
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	240,000	258,300
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,671
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	375,833
Douglas Cnty KS Sales Tax Ref 5.000% 08/01/19	1,000,000	1,045,350
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	278,350
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	228,866
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,125,420
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,192,215
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	548,155
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	266,005
Junction City KS Unlimited GO 4.100% 09/01/20	100,000	113,162
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	112,896
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	113,446
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,134,250
Manhattan KS GO 5.000% 11/01/28	130,000	147,970
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	271,347
Newton KS Unlimited GO 4.750% 09/01/29	435,000	487,309
Park City KS 6.000% 12/01/29	500,000	596,620
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	276,347
Salina KS GO 4.625% 10/01/27	200,000	218,150
Sedgwick Cnty KS Uni Sch Dist #262 5.000% 09/01/28	500,000	559,225
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	541,305
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	744,126
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	554,325
		11,199,643
Health Care (22.6%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,072,870
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	282,865
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	282,027
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,601
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	263,450
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	527,420
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	534,550
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	526,760
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	267,017
KS Dev Fin Auth Heath Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,050,020
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	802,437
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	527,760
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	311,676
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	557,980
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	250,000	250,515
Manhattan KS (Mercy Health Ctr) Hosp Rev 5.200% 08/15/26	250,000	250,485
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	529,530
Olathe KS (Med Ctr) Health 5.000% 09/01/30	250,000	267,602
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	253,295
Olathe KS Hlth Facs Rev Olathe Med Cntr - Ser A 4.000% 09/01/30	445,000	446,468
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,040,910
Univ KS Hosp Auth 5.000% 09/01/26	100,000	106,105
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	326,649
		10,591,992
Housing (0.3%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	120,000	120,002

Other Revenue (18.1%)
Coffeyville KS Pub Bldg (Coffeyville Med Ctr) Rev 5.000% 08/01/22	250,000	250,758
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,123,960
KS Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	570,006
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	524,850
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	120,000	120,362
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,425,767
KS Dev Fin Auth Rev St of KS Proj 5.000% 11/01/34	500,000	549,975
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	274,833
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	250,000	283,690
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	261,350
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	273,110
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	141,613
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	175,000	188,678
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	539,010
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	547,420
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,105,620
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	293,395
		8,474,397
Transportation (6.2%)
KS Dept Transn Hwy Rev 5.000% 03/01/23	250,000	264,533
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	278,845
KS Tpk Auth Rev 5.250% 09/01/21	500,000	511,380
KS Tpk Auth Rev 5.000% 09/01/24	330,000	333,904
KS Tpk Auth Rev 5.000% 09/01/25	750,000	758,873
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	430,000	474,901
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	105,000	105,832
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	145,000	153,628
		2,881,896
Utilities (19.8%)
Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,034,340
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	257,785
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	502,840
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	500,000	521,995
*KS Dev Fin Auth (Wtr Pollution Control) Rev 5.250% 11/01/22	1,000,000	1,025,110
KS Dev Fin Auth (Wtr Pollution Control) 5.000% 11/01/23	1,000,000	1,024,010
KS Dev Fin Auth Rev (Wtr Pollution) 5.000% 11/01/28	250,000	258,635
*PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	750,000	827,280
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	769,373
Wichita KS Wtr & Swr Util Rev 5.250% 10/01/18	1,465,000	1,564,532
Wichita KS Wtr & Swr Util Rev 5.000% 10/01/28	500,000	533,460
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	100,000	113,276
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	573,455
Wyandotte Cnty KS Util Rev 5.000% 09/01/36	250,000	272,013
		9,278,104

TOTAL MUNICIPAL BONDS (COST: $42,448,797)		$45,170,001

SHORT-TERM SECURITIES (2.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.084% (Cost: $1,112,535)	1,112,535	$1,112,535

TOTAL INVESTMENTS IN SECURITIES (COST: $43,561,332) (98.9%)		$46,282,536
OTHER ASSETS LESS LIABILITIES (1.1%)		525,239

NET ASSETS (100.0%)		$46,807,775

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 30, 2012.

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.7%)

Education (3.0%)
Johnson Cnty KS Cmnty College Student Commons & Pkg 5.000% 11/15/19	$235,000	$239,277
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	115,757
Washburn Univ Topeka KS Bldg Ref Rev (Living Learning Ctr Proj) 5.000% 07/01/19	255,000	266,138
		621,172
General Obligation (69.5%)
*Butler Cnty KS USD #402 5.250% 09/01/21	560,000	651,946
*Butler Cnty KS USD #385 5.000% 09/01/18	500,000	595,040
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	193,986
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	118,394
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	113,062
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	537,045
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	135,000	145,294
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	5,000	5,336
Dickinson Cnty KS USD #473 4.500% 09/01/22	215,000	249,110
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	108,081
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	131,144
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	289,290
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	431,850
Douglas Cnty KS USD #491 Eudora 4.000% 09/01/22	250,000	274,295
*Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	544,765
Franklin Cnty KS USD# 290 4.000% 09/01/16	100,000	106,158
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	694,635
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	283,472
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	114,616
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	173,854
Junction City KS Unlimited GO 3.500% 09/01/16	120,000	132,516
*Junction City KS Unlimited GO 4.100% 09/01/20	650,000	735,553
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	112,066
Junction City KS Unlimited GO 3.000% 09/01/16	315,000	337,311
#Leavenworth Cnty KS USD #449 3.330% 09/01/28	250,000	259,100
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	234,206
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	338,040
Whichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	120,253
Miami Cnty KS USD #416 Louisberg 4.000% 09/01/13	50,000	52,165
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	303,982
Montgomery Cnty KS USD #446 4.000% 09/01/19	150,000	166,575
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	379,955
Newton, KS Unlimited GO 5.000% 09/01/21	100,000	118,817
Olathe KS GO 4.000% 10/01/19	100,000	110,520
Park City KS 5.100% 12/01/20	200,000	238,764
Park City KS 5.500% 12/01/24	100,000	118,922
PR Comwlth Pub Impt 5.500% 07/01/19	100,000	114,943
PR Comwlth Pub Impt 5.250% 07/01/20	140,000	157,900
PR Comwlth Pub Impt Ref 5.500% 07/01/18	300,000	347,049
PR Comwlth Pub Impt Ref 5.500% 07/01/20	350,000	392,938
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	280,095
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	285,665
Sedgwick Cnty KS UNI Sch Dist #262 5.000% 09/01/18	100,000	122,088
*Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	836,303
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	275,150
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	622,738
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	427,626
Wichita KS GO 4.500% 09/01/22	150,000	167,483
Wichita KS GO 4.750% 09/01/27	180,000	201,013
Wyandotte Cnty KS Gov Unltd GO 5.000% 08/01/19	150,000	169,394
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	281,458
Wyandotte Cnty KS USD # 202 5.250% 09/01/18	100,000	120,720
Wyandotte Cnty KS USD #500 GO 5.250% 09/01/13	250,000	266,800
		14,589,481
Health Care (2.4%)
Manhattan KS Hosp Rev Mercy Health Ctr 5.500% 08/15/20	500,000	501,030

Housing (1.2%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	240,000	240,218

Other Revenue (13.9%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/1/21	160,000	170,478
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	362,347
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	387,629
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	107,807
KS Dev Fin Auth KS Proj 5.250% 10/01/22	100,000	101,812
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 5.000% 10/01/17	115,000	115,347
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	273,420
KS Dev Fin Auth (KS St Proj) Rev Unrefunded 4.500% 11/01/17	125,000	145,090
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	100,000	113,476
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	125,000	141,613
*Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	545,230
Sumner Cnty KS Sales Tax Rev 5.000% 10/01/14	400,000	442,828
		2,907,077
Transportation (1.4%)
KS Tpk Auth Rev 4.875% 09/01/27	100,000	101,522
KS Tpk Auth Rev 5.000% 09/01/24	200,000	202,366
		303,888
Utilities (7.3%)
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/16	155,000	174,222
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	285,915
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	288,781
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	200,000	226,552
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	226,090
Wyandotte Cnty KS Util Rev 5.000% 09/01/27	100,000	105,635
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	230,188
		1,537,383

TOTAL MUNICIPAL BONDS (COST: $19,500,970)		$20,700,249

SHORT-TERM SECURITIES (1.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.084% (COST: $402,301)	402,301	$402,301

TOTAL INVESTMENTS IN SECURITIES (COST: $19,903,271) (100.6%)		$21,102,550
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(133,497)

NET ASSETS (100.0%)		$20,969,053

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
^Variable rate security; rate shown represents rate as of April 30, 2012.
#When-issued purchase as of April 30, 2012.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICPAL BONDS (97.7%)

Education (25.2%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$388,101
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,671,945
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	1,000,000	1,000,370
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	206,976
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,034,390
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	272,097
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	410,060
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	569,345
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	642,666
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	272,583
Univ of NE Brd of Regt (Heath & Rec Proj) 5.000% 05/15/33	600,000	659,484
Univ of NE Rev Lincoln Student Fee 4.000% 07/01/24	250,000	272,175
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	273,575
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	303,641
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	253,565
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,116,020
Univ of NE Rev Lincoln Student Facs 5.000% 07/01/28	250,000	258,595
*Univ of PR 5.000% 06/01/17	650,000	689,774
		10,295,362
General Obligation (19.8%)
Douglas Cnty NE Sch Dist #59 4.550% 12/15/32	635,000	637,299
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	255,102
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	264,393
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	579,720
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	260,153
Lancaster Cnty NE Sch Dist #1 (Lincoln Pub Schools) GO 5.250% 01/15/22	500,000	505,510
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	411,180
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	105,625
Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,664,660
Omaha NE Various Purpose 5.000% 05/01/22	250,000	256,905
Omaha NE Various Purpose 4.250% 10/15/26	500,000	536,010
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	294,900
Papillion NE GO 4.350% 12/15/27	250,000	250,965
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	279,565
PR Comwlth Pub Impt 5.500% 07/01/21	500,000	561,060
Ralston NE Arena GO 4.500% 09/15/31	500,000	515,745
Saunders Cnty NE GO 5.000% 11/01/30	250,000	250,010
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	455,096
		8,083,898
Health Care (12.1%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.300% 12/15/18	250,000	250,357
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	267,130
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,135
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	281,907
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	553,840
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	822,849
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	446,034
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,051,960
NE Invmt Fin Auth (Great Plains Regl Med Ctr) Rev 5.450% 11/15/22	750,000	750,698
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	271,205
		4,946,115
Housing (2.3%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	271,387
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,119
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	543,120
		949,626
Other Revenue (8.5%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	831,525
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	525,555
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	118,862
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,174,660
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	520,270
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	250,000	280,710
		3,451,582
Transportation (2.1%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	588,020
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	100,000	100,792
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	150,000	158,925
		847,737
Utilities (27.7%)
Central Plains Energy Project 5.000% 9/01/27	1,000,000	1,038,370
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	259,455
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.100% 07/01/30	250,000	258,015
Dawson NE Pub Pwr Elec Sys Rev 4.750% 12/01/32	250,000	252,837
*Lincoln NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,012,050
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	268,050
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	264,922
Lincoln NE Wtr Rev 5.000% 08/15/22	575,000	579,657
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	275,760
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	270,462
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	224,277
Mun Energy Agy of NE Rev 5.000% 04/01/32	100,000	112,431
NE Pub Pwr Dist Rev 4.000% 01/01/31	250,000	262,640
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	425,816
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	286,863
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	111,532
Omaha NE Pub Pwr Elec Rev 5.000% 02/01/34	1,000,000	1,041,650
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	650,000	758,440
Omaha Sanitation & Sewer 4.000% 11/15/31	250,000	262,705
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	270,905
Omaha NE Pub Pwr Dist (Elec Rev) 4.300% 02/01/31	100,000	103,614
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	271,733
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,065,380
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	270,940
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/25	250,000	285,915
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	285,843
*Washington Cnty NE Wastewater Facs Rev (Cargill Proj) 4.850% 04/01/35	800,000	801,712
		11,321,974

TOTAL MUNICIPAL BONDS (COST: $37,882,368)		$39,896,294

SHORT-TERM SECURITIES (3.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.084% (Cost: $1,415,608)	1,415,608	$1,415,608

TOTAL INVESTMENTS IN SECURITIES (COST: $39,297,976) (101.2%)		$41,311,902
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)		(505,860)

NET ASSETS (100.0%)		$40,806,042

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 30, 2012.

OKLAHOMA MUNICIPAL FUND
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (91.9%)

Education (24.9%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$352,866
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	152,543
OK Agric & Mech Colleges Rev OK St Univ 4.400% 08/01/39	1,380,000	1,438,857
OK Colleges Brd of Regt OK St Univ Rev 4.375% 08/01/35	200,000	211,482
OK Cmnty College Student Fac Rev 4.375% 07/01/30	750,000	799,627
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	115,000	115,077
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,216
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	268,502
OK Dev Fin Auth (OK St Syst Higher Ed) 4.900% 12/01/22	200,000	205,418
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	268,720
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	153,430
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	255,882
OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/22	500,000	546,390
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	271,200
*OK Cap Impt Auth (Higher Ed Proj) Rev 5.000% 07/01/30	1,000,000	1,071,580
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	242,232
OK Colleges Brd of Regt (Research Fac) Rev 4.800% 03/01/28	670,000	680,887
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	258,037
OK Colleges Brd of Regt (Univ of OK) 4.125% 07/01/26	250,000	263,192
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,077,350
OK Colleges Brd of Regt Student Hsg Rev 5.000% 11/01/27	1,000,000	1,009,530
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	267,017
University of Oklahoma Rev 5.000% 7/01/2037	290,000	322,811
		10,332,846
General Obligation (5.7%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	193,160
Broken Arrow Untld GO 4.125% 08/01/31	250,000	269,315
Oklahoma City OK 4.250% 03/01/22	110,000	118,023
Oklahoma City OK 5.000% 03/01/27	400,000	451,308
OK Wtr Resources Brd 5.000% 04/01/28	500,000	576,125
Tulsa OK GO 4.500% 03/01/23	700,000	740,215
		2,348,146
Health Care (1.3%)
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 5.750% 02/15/25	125,000	125,156
OK Dev Fin Auth (St John Health Syst) Rev Ref - Unrefunded 6.000% 02/15/29	100,000	100,122
OK Dev Fin Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,071
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	267,245
		542,594
Housing (3.0%)
*OK Hsg Fin 5.050% 09/01/23	540,000	555,412
OK Hsg Fin 5.150% 09/01/29	275,000	279,845
OK Hsg Fin 5.200% 09/01/32	275,000	280,824
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	55,000	57,653
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	55,000	57,269
		1,231,003
Other Revenue (12.9%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	297,198
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	266,517
Durant OK Cmnty Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	280,580
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	281,522
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/1/31	155,000	163,173
OK Dev Fin Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	280,451
OK Dev Fin Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	120,238
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	255,298
OK Dev Fin Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	254,948
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	531,080
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	108,428
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	107,773
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	216,698
OK St Student Loan Auth 5.625% 06/01/31	50,000	50,872
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	285,213
Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	548,245
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	447,993
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	243,023
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	260,616
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	378,356
		5,378,222
Transportation (12.6%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	291,410
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	288,195
OK Cap Impt Auth (St Hwy) 5.000% 06/01/14	250,000	268,800
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,106,700
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,098,340
OK St Tpk Auth Rev 5.000% 01/01/28	250,000	288,318
OK State Turnpike Auth Rev 4.000% 01/01/31	250,000	262,510
OK State Turnpike Auth. Rev. 5.000% 01/01/30	250,000	287,838
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,961
Tulsa OK Arpts Impvt Tr 5.375% 06/01/24	275,000	297,127
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	135,961
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	522,410
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	260,295
		5,243,865
Utilities (31.5%)
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	110,354
*Drumright OK Util Sys Rev 4.750% 02/01/36	450,000	459,639
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	161,380
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	266,135
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/23	200,000	205,654
Glenpool Util Rev 5.100% 12/01/35	250,000	276,988
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,147,140
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,236,980
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	529,555
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	101,808
Midwest City OK Cap Impt 4.125% 09/01/33	250,000	258,303
*Midwest City Municipal Auth Cap Impt Rev 5.000% 3/1/25	2,000,000	2,315,600
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	445,630
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	262,343
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	258,790
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev Ref 5.000% 07/01/31	250,000	292,870
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,652,830
Sallisaw OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	105,921
Sapulpa Mun Auth Util Rev 5.125% 01/01/32	250,000	256,683
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	106,137
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	642,178
		13,092,918

TOTAL MUNICIPAL BONDS (COST: $36,180,684)		$38,169,594

SHORT-TERM SECURITIES (6.9%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.084% (Cost: $2,844,364)	2,844,364	$2,844,364

TOTAL INVESTMENTS IN SECURITIES (COST: $39,025,048) (98.8%)		$41,013,958
OTHER ASSETS LESS LIABILITIES (1.2%)		506,970

NET ASSETS (100.0%)		$41,520,928

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 30, 2012.

Maine Municipal Fund
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.8%)

Education (16.2%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$185,000	$203,983
ME Ed Loan Auth 4.450% 12/01/25	100,000	107,712
ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	780,415
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	30,000	30,444
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	149,434
ME Hlth & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	267,428
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	114,069
Univ of ME Sys Rev 4.625% 03/01/29	100,000	105,202
Univ of ME Sys Rev 4.750% 03/01/37	550,000	573,100
Univ of PR 5.000% 06/01/17	500,000	530,595
		2,862,382
General Obligation (25.9%)
Bangor ME 4.000% 09/01/24	155,000	171,153
Falmouth ME GO 4.250% 11/15/31	200,000	215,400
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	167,270
Gray ME Unlimited GO 4.000% 10/15/26	280,000	310,400
Gray ME Unlimited GO 4.000% 10/15/27	280,000	306,992
Lewiston ME GO 5.000% 04/01/22	500,000	526,875
Lewiston ME GO 5.000% 04/01/24	250,000	263,620
Lewiston ME GO 4.500% 01/15/25	200,000	210,948
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	285,855
Portland ME 4.250% 05/01/29	150,000	160,782
Portland ME 4.125% 10/01/29	100,000	108,743
Saco ME GO 4.000% 04/01/28	100,000	108,006
Scarborough ME GO 4.400% 11/01/31	250,000	260,142
Scarborough ME GO 4.400% 11/01/32	480,000	497,414
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	273,665
Westbrook ME GO 4.250% 10/15/20	180,000	188,996
*Yarmouth ME 5.000% 11/15/19	500,000	513,120
		4,569,381
Health Care (16.7%)
ME Health & Higher Ed Facs Auth Rev 6.000% 10/01/13	195,000	208,057
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	280,570
ME Health & Higher Ed Facs Auth Rev (ME Maritime Academy) 5.000% 07/01/25	340,000	357,592
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	510,000	539,804
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	297,088
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	265,620
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	209,026
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	235,146
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	541,670
		2,934,573
Housing (6.1%)
#ME St Hsg Auth Rev 4.000% 11/15/24	100,000	99,357
*ME St Hsg Auth 5.000% 11/15/29	350,000	363,793
ME St Hsg Auth 4.700% 11/15/27	250,000	257,512
ME St Hsg Auth 4.375% 11/15/25	100,000	102,841
ME St Hsg Auth 5.150% 11/15/32	250,000	253,728
		1,077,231
Other Revenue (7.8%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	129,811
#Maine Municipal Bond Bank 4.000% 11/01/38	125,000	126,985
#Maine Municipal Bond Bank 5.000% 11/01/25	125,000	150,944
ME Mun Bd Bk (Swr & Wtr) Rev 4.900% 11/01/24	100,000	104,347
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	639,836
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	200,000	219,454
		1,371,377
Transportation (16.7%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,169,720
ME St Tpk Auth 5.000% 07/01/33	450,000	474,530
ME St Tpk Auth 5.125% 07/01/30	500,000	524,915
Portland ME Airport Rev 5.000% 07/01/32	500,000	509,060
Portland ME Airport Rev 5.250% 01/01/35	250,000	268,795
		2,947,020
Utilities (8.4%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	560,165
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	534,230
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	100,000	105,245
PR Elec Pwr Auth Pwr Rev 5.250% 07/01/26	250,000	275,760
		1,475,400

TOTAL MUNICIPAL BONDS (COST: $16,190,197)		$17,237,364

SHORT-TERM SECURITIES (3.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.084% (COST: $560,783)	560,783	$560,783

TOTAL INVESTMENTS IN SECURITIES (COST: $16,750,980) (101.0%)		$17,798,147
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(173,502)

NET ASSETS (100.0%)		$17,624,645

*Indicates bonds are segregated by the custodian to cover when issued or delayed delivery purchases.
^Variable rate security; rate shown represents rate as of April 30, 2012.
#When-issued purchase as of April 30, 2012.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 30, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.0%)

Education (3.6%)
Univ of PR 5.000% 06/01/17	$150,000	$159,178

General Obligation (39.5%)
Concord NH GO 4.600% 10/15/14	100,000	100,209
Gorham NH GO 4.850% 04/01/14	65,000	65,065
*Hampton NH GO 4.000% 12/15/20	200,000	216,038
Hillsborough NH GO 4.000% 11/01/20	100,000	106,327
Hillsborough NH GO 4.000% 11/01/21	100,000	107,157
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	114,957
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	108,448
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	109,367
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	191,159
NH St Cap Impt GO 4.750% 03/01/27	100,000	111,196
Portsmouth NH GO 4.000% 08/01/19	100,000	108,285
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	106,598
Rochester NH GO 4.750% 07/15/20	300,000	322,074
		1,766,880
Health Care (13.3%)
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	106,372
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,632
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	105,505
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	155,215
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	122,158
		596,882
Housing (14.3%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	85,000	85,806
NH St Hsg Single Fam Rev 5.000% 07/01/30	80,000	81,094
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	101,694
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	154,497
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	100,000	108,537
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	106,078
		637,706
Other Revenue (7.3%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	159,479
*PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	150,000	168,426
		327,905
Transportation (2.3%)
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	45,000	45,356
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	55,000	58,273
		103,629
Utilities (9.7%)
Manchester NH Wtr Works Rev 5.000% 12/01/28	100,000	107,501
*Manchester NH Wtr Works Rev 5.000% 12/01/34	250,000	268,255
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	55,000	57,885
		433,641

TOTAL MUNICIPAL BONDS (COST: $3,788,111)		$4,025,821

SHORT-TERM SECURITIES (9.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.084% (Cost: $423,250)	423,250	$423,250

TOTAL INVESTMENTS IN SECURITIES (COST: $4,211,361) (99.5%)		$4,449,071
OTHER ASSETS LESS LIABILITIES (0.5%)		24,390

NET ASSETS (100.0%)		$4,473,461

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
^ Variable rate security; rate shown represents rate as of April 30, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$43,561,332	$19,903,271	$39,297,976	$39,025,048	$16,750,980	$4,211,361
Unrealized appreciation	$2,731,798	$1,208,642	$2,035,872	$2,044,656	$1,054,150	$239,623
Unrealized depreciation	($10,594)	($9,363)	($21,946)	($55,746)	($6,983)	($1,913)
Net unrealized appreciation (depreciation)*	$2,721,204	$1,199,279	$2,013,926	$1,988,910	$1,047,167	$237,710

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2012:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,112,535	$0	$0	$1,112,535
Municipal Bonds	0	45,170,001	0	45,170,001
Total	$1,112,535	$45,170,001	$0	$46,282,536

Kansas Insured Intermediate Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$402,301	$0	$0	$402,301
Municipal Bonds	0	20,700,249	0	20,700,249
Total	$402,301	$20,700,249	$0	$21,102,550

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,415,608	$0	$0	$1,415,608
Municipal Bonds	0	39,896,294	0	39,896,294
Total	$1,415,608	$39,896,294	$0	$41,311,902

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,844,364	$0	$0	$2,844,364
Municipal Bonds	0	38,169,594	0	38,169,594
Total	$2,844,364	$38,169,594	$0	$41,013,958

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$560,783	$0	$0	$560,783
Municipal Bonds	0	17,237,364	0	17,237,364
Total	$560,783	$17,237,364	$0	$17,798,147

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$423,250	$0	$0	$423,250
Municipal Bonds	0	4,025,821	0	4,025,821
Total	$423,250	$4,025,821	$0	$4,449,071

 Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

 Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 27, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 27, 2012